Investments (PCI Investments Acquired) (Details) - Fixed maturity securities - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Purchased credit impaired investments as of their respective acquisition dates
Contractually required payments (including interest)	$ 558	$ 797
Cash flows expected to be collected	483	709
Fair value of investments acquired	$ 341	$ 520